Restatement (Tables)	12 Months Ended
Sep. 30, 2021
Restatement
Schedule of condensed consolidated interim financial statements

Consolidated financial statements as at September 30, 2020

	Previously	As Restated
	Reported in C$	in US$
Current assets	$60,402	$45,283
Long-term assets	35,733	26,782
Total assets	96,135	72,065
Current liabilities	32,526	24,385
Long-term liabilities	25,938	19,445
Total liabilities	58,464	43,830
Shareholders’ equity	37,671	28,235
Total liabilities and shareholders’ equity	96,135	72,065

Consolidated financial statements as at October 1, 2019

	Previously	As Restated
	Reported in C$	in US$
Current assets	$30,783	$23,247
Long-term assets	24,382	18,412
Total assets	55,165	41,659
Current liabilities	21,081	15,919
Long-term liabilities	16,839	12,717
Total liabilities	37,920	28,636
Shareholder’s equity	17,245	13,023
Total liabilities and shareholders’ equity	55,165	41,659

Schedule of condensed consolidated interim statement of loss

Consolidated statement of loss for the year ended September 30, 2020

	Previously	As Restated
	Reported in C$	in US$
Total revenue	$97,755	$72,639
Operating income (loss) from continuing operations	885	658
Income (loss) before taxes from continuing operations	(5,425)	(3,575)
Net income (loss) from continuing operations	(5,597)	(3,703)
Net income (loss)	(6,755)	(4,572)

Schedule of condensed consolidated interim statement of cash flows

Consolidated statement of cash flows for the year ended September 30, 2020

	Previously	As Restated
	Reported in C$	in US$
Loss from continuing operations	$(5,597)	$(3,703)
Loss from discontinuing operations	(1,158)	(869)
Net cash flows provided by operating activities	17,631	14,034
Net cash flows used in investing activities	(10,570)	(7,853)
Net cash flow used in financing activities	18,676	13,721
Net increase in cash	25,737	19,902